Subsequent Events	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Events

  Suspension of Dividends: On July 25, 2016, the Company's Board of Directors decided to suspend the quarterly cash dividend effective from the second quarter 2016, to preserve the Company´s liquidity to manage current market conditions and be in a position to benefit from an eventual sector recovery.

  Amendment of RBS Loan Agreement: On September 12, 2016, the Company entered into an amendment of its loan agreement with RBS (Note 6), according to which the Company prepaid an amount of $7,607 and agreed to change the repayment schedule and recommence repaying the principal on September 15, 2017. Moreover, the loan amendment provides for changes to the borrowers and to the mortgaged vessels and required an amendment to the loan agreement with DSI (see Note 3 and below under c). It also prohibits the incurrence of additional indebtedness and the acquisition of additional vessels until September 15, 2018, and the payment of dividends until the later of: (a) prepayment or repayment in full on June 15, 2021 of the deferred tranche of $8,851 and (b) September 15, 2018. Furthermore, the minimum security covenant (“hull cover ratio”) was reduced from 140% to 125% until September 30, 2018 and the Operating Cash Flow, Net Gearing and Net Worth covenants were also amended. Finally, the interest rate margin increased from 2.75% per annum to 3.10% per annum until December 31, 2018.
  Amendment of DSI Loan Agreement: On September 12, 2016 and in relation with the RBS amended loan agreement discussed under b) above, the loan agreement with DSI was further amended (Note 3 c). The loan was undertaken by Kapa Shipping Company Inc., a wholly-owned subsidiary of the Company, and its repayment is immediately suspended and will not recommence until the later of: (i) September 15, 2018 and (ii) until the deferred tranche of the RBS amended agreement has been fully repaid or prepaid. Finally, the margin has been increased to 3.35% per annum until December 31, 2018.